Note 2 - Securities (Details) - Amortized Cost and Estimated Fair Value of Available-for-Sale Securities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 83,781	$ 83,689
Gross Unrealized Gains	1,695	1,261
Gross Unrealized Losses	(240)	(882)
Estimated Fair Value	85,236	84,068
US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,019	9,028
Gross Unrealized Gains	2	4
Gross Unrealized Losses	(104)	(180)
Estimated Fair Value	8,917	8,852
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	74,762	74,661
Gross Unrealized Gains	1,693	1,257
Gross Unrealized Losses	(136)	(702)
Estimated Fair Value	$ 76,319	$ 75,216